Current and deferred income tax liability (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	$ (30,737)	$ (29,883)
Change in deferred tax liability	5,115	(854)
Ending Balance	(25,622)	(30,737)
Property, Plant, and equipment
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	(1,666)	(1,796)
Change in deferred tax liability	850	130
Ending Balance	(816)	(1,666)
Inventory
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	(2,098)	(1,462)
Change in deferred tax liability	920	(636)
Ending Balance	(1,178)	(2,098)
Provisions
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	2,756	667
Change in deferred tax liability	970	2,089
Ending Balance	3,726	2,756
Decommissioning liabilities
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	3,904	3,928
Change in deferred tax liability	1,098	(24)
Ending Balance	5,002	3,904
Mining royalties
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	1,464	1,241
Change in deferred tax liability	151	223
Ending Balance	1,615	1,464
Mining assets
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	(41,965)	(42,041)
Change in deferred tax liability	(589)	76
Ending Balance	(42,554)	(41,965)
Deferred revenue
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance
Change in deferred tax liability
Ending Balance
Other Items
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	316	1,532
Change in deferred tax liability	1,988	(1,216)
Ending Balance	2,304	316
Non-capital losses
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	6,552	8,048
Change in deferred tax liability	(273)	(1,496)
Ending Balance	$ 6,279	$ 6,552